Related Party Transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total related party balances	$ 14,583	$ 1,689
Borrowings [Member]
Statement [Line Items]
Total related party balances	(779)	(1,144)
Trade And Other Payable [Member]
Statement [Line Items]
Total related party balances	(17,102)	(32,576)
Investments In Financial Assets [Member]
Statement [Line Items]
Total related party balances	4,207	6,397
Trade And Other Receivables [Member]
Statement [Line Items]
Total related party balances	$ 28,257	$ 29,012